UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D
                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

                    For the monthly distribution period from
                     November 16, 2006 to December 15, 2006

Commission File Number of issuing entity: 333-126790-16


              CWHEQ Revolving Home Equity Loan Trust, Series 2006-D
-------------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-126790


                                   CWHEQ, Inc.
-------------------------------------------------------------------------------
              (Exact name of depositor as specified in its charter)


                          Countrywide Home Loans, Inc.
-------------------------------------------------------------------------------
               (Exact name of sponsor as specified in its charter)

                                    Delaware
                                 --------------
                (State or other jurisdiction of incorporation or
                       organization of the issuing entity)

                       32-0173337, 32-0173338, 32-0173339
                       ----------------------------------
                      (I.R.S. Employer Identification No.)

c/o Wilmington Trust Company
Rodney Square North
1100 North Market Street
Wilmington, DE                                                    19890
--------------------------------------                          ---------
(Address of principal executive offices                         Zip Code
of the issuing entity)

                                 (302) 651-1000
                                 --------------
                     (Telephone number, including area code)

                                 Not Applicable
                                 --------------
           (Former name, former address, if changed since last report)


              Registered/reporting pursuant to (check one)

              Section 12(b)   Section 12(g)   Section 15(d)    Name of Exchange
                                                              (if Section 12(b))
Title of class
    1A            [   ]           [   ]           [ x ]
    2A            [   ]           [   ]           [ x ]
    AIO           [   ]           [   ]           [ x ]
    C             [   ]           [   ]           [ x ]
    R1            [   ]           [   ]           [ x ]
    R2            [   ]           [   ]           [ x ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [x] No [ ]

PART I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

         On December 15, 2006 a distribution was made to holders of CWHEQ Revolving Home Equity Loan Trust, Series 2006-D, Revolving Home Equity Loan Asset Backed Notes, Series 2006-D.

         The distribution report is attached  as Exhibit 99.1 to this Form 10-D.

PART II - OTHER INFORMATION

Item 9.  Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

         Monthly  Statement  to  Noteholders  on  December 15, 2006  is filed as
         Exhibit 99.1 hereto.

    (b) The exhibits required to be filed by Registrant pursuant to Item 601 of Regulation S-K are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

                           CWHEQ Revolving Home Equity Loan Trust, Series 2006-D (Issuing Entity)

                     By:   Countrywide Home Loans, Inc.
                           (Master Servicer)

                           /s/ Darren Bigby
                           ------------------------
                           Darren Bigby

                     Date: December 28, 2006

EXHIBIT INDEX

Exhibit Number       Description
EX-99.1              Monthly Statement to Noteholders



                                  EXHIBIT 99.1

              CWHEQ Revolving Home Equity Loan Trust, Series 2006-D
                                December 15, 2006


                                Table of Contents

Distribution Report   .....................................................  2
Factor Report   ...........................................................  2
Delinquency Group Report   ................................................ 11
Delinquency Totals   ...................................................... 11
Bankruptcy Group Report   ................................................. 11
Foreclosure Group Report   ................................................ 11
REO Group Report   ........................................................ 12


 IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE
                           ADMINISTRATOR LISTED BELOW:
                                Keith Richardson
                  JPMorgan Chase Bank, N.A. - ITS - Global Debt
                         JPM, 227 W. Monroe, 26th Floor
                             Chicago, Illinois 60606
                    Tel: (312) 267-5030 / Fax: (312) 267-5210
                       Email: keith.r.richardson@chase.com


                                       CWHEQ Revolving Home Equity Loan Trust, Series 2006-D
                                                          December 15, 2006
-----------------------------------------------------------------------------------------------------------------------------------
                                                      DISTRIBUTION IN DOLLARS
-----------------------------------------------------------------------------------------------------------------------------------
           ORIGINAL             BEGINNING                                                                                ENDING
           FACE                 PRINCIPAL                                                       REALIZED    DEFERRED     PRINCIPAL
CLASS      VALUE                BALANCE           PRINCIPAL         INTEREST        TOTAL       LOSSES      INTEREST     BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
1A         525,000,000.00     452,461,338.31   14,591,049.23    2,081,322.16    16,672,371.39    0.00       0.00     437,870,289.08
2A       1,325,000,000.00   1,011,683,553.17   43,774,851.50    4,653,744.34    48,428,595.84    0.00       0.00     967,908,701.67
AIO      1,103,030,084.00               0.00            0.00            0.00             0.00    0.00       0.00               0.00
C                    0.00               0.00            0.00       31,861.52        31,861.52    0.00       0.00               0.00
R1                   0.00               0.00            0.00            0.00             0.00    0.00       0.00               0.00
R2                 100.00               0.00            0.00            0.00             0.00    0.00       0.00               0.00
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS   2,953,030,184.00   1,464,144,891.48   58,365,900.73    6,766,928.02    65,132,828.75    0.00       0.00   1,405,778,990.75
-----------------------------------------------------------------------------------------------------------------------------------
AIO1       275,004,398.00               0.00            0.00            0.00             0.00    0.00       0.00               0.00
AIO2       828,025,686.00               0.00            0.00            0.00             0.00    0.00       0.00               0.00
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                          FACTOR INFORMATION PER $1,000 OF ORIGINAL FACE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                            CURRENT
                           BEGINNING                                                       ENDING           PASS-THRU
CLASS        CUSIP         PRINCIPAL      PRINCIPAL       INTEREST         TOTAL           PRINCIPAL        RATE
-----------------------------------------------------------------------------------------------------------------------------------
1A         126685DS2    861.83112059    27.79247472    3.96442316    31.75689789       834.03864587         5.520000%
2A         126685DT0    763.53475711    33.03762377    3.51225988    36.54988365       730.49713334         5.520000%
AIO        126685DU7      0.00000000     0.00000000    0.00000000     0.00000000         0.00000000         0.000000%
R2         126685DR4      0.00000000     0.00000000    0.00000000     0.00000000         0.00000000         0.000000%
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS                  495.81101453    19.76474912    2.29152010    22.05626922       476.04626542
-----------------------------------------------------------------------------------------------------------------------------------
AIO1          N/A         0.00000000     0.00000000    0.00000000     0.00000000         0.00000000         0.000000%
AIO2          N/A         0.00000000     0.00000000    0.00000000     0.00000000         0.00000000         0.000000%
-----------------------------------------------------------------------------------------------------------------------------------

                                       CWHEQ Revolving Home Equity Loan Trust, Series 2006-D
                                                          December 15, 2006
General Information:
Record Date                                                                                                              12/14/2006
LIBOR Determination Date                                                                                                 11/13/2006
Payment Date                                                                                                             12/15/2006
Determination Date                                                                                                       12/12/2006
Interest Period
Beginning                                                                                                                11/15/2006
Ending                                                                                                                   12/14/2006
Number of Days in Interest Period                                                                                                30
Collection Period
Beginning                                                                                                                11/01/2006
Ending                                                                                                                   11/30/2006

ACCOUNTS

COLLECTION ACCOUNT

Beginning Balance

Deposits
Collections on Mortgage Loans
Interest payments on Mortgage Loans                                                                                   11,498,354.36
Principal payments on Mortgage Loans                                                                                  68,459,064.21
Purchase Price (for Mortgage Loans modified by the Master Servicer)                                                    3,016,728.41
Purchase Price (for delinquent Mortgage Loans purchased by the Master Servicer)                                                0.00
Purchase Price (for Mortgage Loans that didn't meet representations and warranties)                                            0.00
Transfer Deposit Amount                                                                                                        0.00
Net Liquidation Proceeds (net of Foreclosure Profits)                                                                          0.00
Insurance Proceeds                                                                                                             0.00
Deposits by Master Servicer for losses on Eligible Investments                                                                 0.00
Investment income on Eligible Investments                                                                                      0.00
Servicer Advances                                                                                                              0.00
Termination purchase price (for 10% clean-up call)                                                                             0.00
Other Proceeds / Amounts
Amount related to Principal                                                                                              575,578.73
Others                                                                                                                    40,879.38
Total Deposits                                                                                                        83,590,605.09

Deposit from Master Servicer of collections after the Cut-off Date
but prior to the Closing Date (excluding accrued interest)                                                                     0.00
Withdrawals
Investment income on Eligible Investments paid to Master Servicer                                                              0.00
Amount withdrawn to purchase Additional Balances                                                                               0.00
Amount transferred to Payment Account                                                                                 82,848,371.89
Other Permitted Withdrawal per the Sale and Servicing Agreement                                                          742,233.20
Total Withdrawals                                                                                                     83,590,605.09

Losses on Eligible Investments                                                                                                 0.00
Ending Balance                                                                                                                 0.00

PAYMENT ACCOUNT

Beginning Balance

Deposits
Deposit from Collection Account                                                                                       82,848,371.89
Deposits by Master Servicer for losses on Eligible Investments                                                                 0.00
Investment income on Eligible Investments                                                                                      0.00
Cash Released from Additional Loan Account (First Payment Date)                                                                0.00
Deposit from Master Servicer to account for non-fully indexed Mortgage Loans
(first two Payment Dates only)                                                                                                 0.00
Deposit from Master Servicer for shortfalls due to longer
interest period or prefunding                                                                                                  0.00
Total Deposits                                                                                                        82,848,371.89

Withdrawals
Investment income on Eligible Investments paid to Master Servicer                                                              0.00
Payment pursuant to Section 8.03 of the Indenture                                                                     82,848,371.89
Total Withdrawals                                                                                                     82,848,371.89

Losses on Eligible Investments                                                                                                 0.00
Ending Balance                                                                                                                 0.00

POLICY PAYMENTS ACCOUNT

Beginning Balance                                                                                                              0.00
Amount deposited from amounts paid under the Policy                                                                            0.00
Amount transferred to Payment Account                                                                                          0.00
Ending Balance (to be remitted to Credit Enhancer)                                                                             0.00

Cash Released from Principal Reserve Fund                                                                                      0.00

DISTRIBUTIONS

Amounts to be Distributed                                                                                             82,848,371.89

Group 1
Investor Interest Collections                                                                                          3,254,594.69
Principal Collections                                                                                                 13,447,940.79
Subordinated Transferor Collections                                                                                        8,976.46
Credit Enhancement Draw Amount                                                                                                 0.00

Group 2
Investor Interest Collections                                                                                          7,553,910.83
Principal Collections                                                                                                 40,942,130.58
Subordinated Transferor Collections                                                                                       22,885.06
Credit Enhancement Draw Amount                                                                                                 0.00
Transaction Party Fees and Expenses

Group 1
Servicing Fees owing to the Master Servicer for current collection Period                                                189,045.53
Servicing Fees owing to the Master Servicer for prior collection Periods                                                       0.00
Servicing Fees paid to the Master Servicer                                                                               189,045.53

Liquidation Expenses and indemnification of payments related to the Class 1-A Note owing to the Master Servicer                0.00
Liquidation Expenses and indemnification of payments related to the Class 1-A Note paid to the Master Servicer                 0.00

Indenture Trustee Fees owing to the Indenture Trustee                                                                          0.00
Indenture Trustee Fees paid to the Indenture Trustee                                                                           0.00

Amount owing to the Loan Insurance Policy Provider                                                                       300,048.23
Amount paid to the Loan Insurance Policy Provider                                                                        300,048.23

Premium amount owing to the Insurer                                                                                       30,164.09
Premium amount paid to the Insurer                                                                                        30,164.09

Credit Enhancement Draw Amounts related to the Class 1-A Note                                                                  0.00
(together with interest on such amounts) owing to the Credit Enhancer
Credit Enhancement Draw Amounts related to the Class 1-A Note                                                                  0.00
(together with interest on such amounts) paid to the Credit Enhancer

Group 2
Servicing Fees owing to the Master Servicer for current collection Period                                                422,811.88
Servicing Fees owing to the Master Servicer for prior collection Periods                                                       0.00
Servicing Fees paid to the Master Servicer                                                                               422,811.88

Liquidation Expenses and indemnification of payments related to the Class 2-A Note owing to the Master Servicer                0.00
Liquidation Expenses and indemnification of payments related to the Class 2-A Note paid to the Master Servicer                 0.00

Indenture Trustee Fees owing to the Indenture Trustee                                                                          0.00
Indenture Trustee Fees paid to the Indenture Trustee                                                                           0.00

Amount owing to the Loan Insurance Policy Provider                                                                       420,764.97
Amount paid to the Loan Insurance Policy Provider                                                                        420,764.97

Premium amount owing to the Insurer                                                                                       67,445.57
Premium amount paid to the Insurer                                                                                        67,445.57

Credit Enhancement Draw Amounts related to the Class 2-A Note                                                                  0.00
(together with interest on such amounts) owing to the Credit Enhancer
Credit Enhancement Draw Amounts related to the Class 2-A Note                                                                  0.00
(together with interest on such amounts) paid to the Credit Enhancer

Interest Payments

Class 1-A
Note Interest owing to Class 1-A Note prior to distributions                                                           2,081,322.16
Unpaid Investor Interest Shortfall owing to Class 1-A Note prior to distributions                                              0.00
Unpaid Investor Interest Shortfall owing to Class 1-A Note prior to
distributions per $1,000 of Note Principal Balance prior to the Payment Date                                                   0.00
Interest on Unpaid Investor Interest Shortfall owing to Class 1-A Note prior to distributions                                  0.00
Aggregate Investor Interest owing to Class 1-A Note Prior to distributions                                             2,081,322.16
Aggregate Investor Interest paid to Class 1-A Note                                                                     2,081,322.16
Unpaid Investor Interest Shortfall for Class 1-A Note after distributions                                                      0.00
Unpaid Investor Interest Shortfall for Class 1-A Note after distribution
per $1,000 of Note Principal Balance prior to the Payment Date                                                                 0.00

Basis Risk Carryforward owing to the Class 1-A Note prior to distributions                                                     0.00
Basis Risk Carryforward paid to the Class 1-A Note                                                                             0.00
Basis Risk Carryforward for the Class 1-A Note remaining after distributions                                                   0.00

Class 2-A
Note Interest owing to Class 2-A Note prior to distributions                                                           4,653,744.34
Unpaid Investor Interest Shortfall owing to Class 2-A Note prior to distributions                                              0.00
Unpaid Investor Interest Shortfall owing to Class 2-A Note prior to
distributions per $1,000 of Note Principal Balance prior to the Payment Date                                                   0.00
Interest on Unpaid Investor Interest Shortfall owing to Class 2-A Note prior to distributions                                  0.00
Aggregate Investor Interest owing to Class 2-A Note Prior to distributions                                             4,653,744.34
Aggregate Investor Interest paid to Class 2-A Note                                                                     4,653,744.34
Unpaid Investor Interest Shortfall for Class 2-A Note after distributions                                                      0.00
Unpaid Investor Interest Shortfall for Class 2-A Note after distribution
per $1,000 of Note Principal Balance prior to the Payment Date                                                                 0.00

Basis Risk Carryforward owing to the Class 2-A Note prior to distributions                                                     0.00
Basis Risk Carryforward paid to the Class 2-A Note                                                                             0.00
Basis Risk Carryforward for the Class 2-A Note remaining after distributions                                                   0.00

Principal Payments

Class 1-A
Investor Loss Amount owing to Class 1-A Note prior to distributions                                                      104,924.62
Investor Loss Amount paid to Class 1-A Note                                                                              104,924.62
Investor Loss Reduction Amount owing to Class 1-A Note prior to distributions
Investor Loss Reduction Amount paid to Class 1-A Note                                                                          0.00
Investor Loss Reduction Amount for Class 1-A Note remaining after distributions                                                0.00
Investor Loss Reduction Amount for Class 1-A Note remaining after distributions
per $1,000 of Note Principal Balance prior to the Payment Date                                                                 0.00

Accelerated Principal Payment Amount owing to Class 1-A Note prior to distributions                                    1,482,284.96
Accelerated Principal Payment Amount paid to Class 1-A Note                                                            1,482,284.96

Scheduled Principal Collections Payment Amount owing to Class 1-A Note prior to distributions                         13,447,940.79
Scheduled Principal Collections Payment Amount paid to Class 1-A Note                                                 13,447,940.79

Transferor Principal Collections (paid to Transferor)                                                                          0.00

Class 2-A
Investor Loss Amount owing to Class 2-A Note prior to distributions                                                      219,350.70
Investor Loss Amount paid to Class 2-A Note                                                                              219,350.70
Investor Loss Reduction Amount owing to Class 2-A Note prior to distributions
Investor Loss Reduction Amount paid to Class 2-A Note                                                                          0.00
Investor Loss Reduction Amount for Class 2-A Note remaining after distributions                                                0.00
Investor Loss Reduction Amount for Class 2-A Note remaining after distributions
per $1,000 of Note Principal Balance prior to the Payment Date                                                                 0.00

Accelerated Principal Payment Amount owing to Class 2-A Note prior to distributions                                    3,780,055.32
Accelerated Principal Payment Amount paid to Class 2-A Note                                                            3,780,055.32

Scheduled Principal Collections Payment Amount owing to Class 2-A Note prior to distributions                         40,942,130.58
Scheduled Principal Collections Payment Amount paid to Class 2-A Note                                                 40,942,130.58

Transferor Principal Collections (paid to Transferor)                                                                          0.00

Application of Subordinated Transferor Collections

Group 1
Required Amount for Class 1-A Note                                                                                             0.00
Unpaid Required Amount for Class 1-A Note after making distributions above                                                     0.00
Amount of Subordinated Transferor Collections                                                                                  0.00
Remaining unpaid Required Amount for Class 1-A Note after application of Subordinated Transferor Collections                   0.00

Amount of Allocated Transferor Interest prior to the Payment Date                                                              0.00
Investor Loss Amount and Investor Loss Reduction Amount for the Class 1-A Note allocated
to the Allocated Transferor Interest                                                                                           0.00
Amount of Available Transferor Subordinated Amount
prior to the Payment Date                                                                                                      0.00
Investor Loss Amount and Investor Loss Reduction Amount for the Class 1-A Note
allocated to the Available Transferor Subordinated Amount                                                                      0.00

Group 2
Required Amount for Class 2-A Note                                                                                             0.00
Unpaid Required Amount for Class 2-A Note after making distributions above                                                     0.00
Amount of Subordinated Transferor Collections                                                                                  0.00
Remaining unpaid Required Amount for Class 2-A Note after application of Subordinated Transferor Collections                   0.00

Amount of Allocated Transferor Interest prior to the Payment Date                                                              0.00
Investor Loss Amount and Investor Loss Reduction Amount for the Class 2-A Note allocated
to the Allocated Transferor Interest                                                                                           0.00
Amount of Available Transferor Subordinated Amount
prior to the Payment Date                                                                                                      0.00
Investor Loss Amount and Investor Loss Reduction Amount for the Class 2-A Note
allocated to the Available Transferor Subordinated Amount                                                                      0.00

Distributions to Issuer

Group 1
Amount distributed to the Issuer for distribution under the Trust Agreement
pursuant to Section 8.03(xvi) of the Indenture                                                                                 0.00

Interest Collections that are not Investor Interest Collections for the related Collection Period                              0.00
Transferor Principal Collections in excess of Additional Balances created on
Mortgage Loans during the related Collection period.                                                                           0.00
Allocated Transferor Interest                                                                                          2,285,823.48
Required Transferor Subordinated Amount                                                                                2,625,000.00
Amount distributed to Issuer from Interest Collections that are not Investor Interest Collections                              0.00
and Transferor Principal Collections                                                                                           0.00

Supporting Calculations
Investor Loss Amount for Class 1-A Note                                                                                  104,924.62
Investor Floating Allocation Percentage for Class 1-A Note                                                                   99.72%
Liquidation loss amounts for Mortgage Loans                                                                              105,214.01
Investor Loss Amount for Class 1-A Note                                                                                  104,924.62

Distributions to Issuer

Group 2
Amount distributed to the Issuer for distribution under the Trust Agreement
pursuant to Section 8.03(xvi) of the Indenture                                                                                 0.00

Interest Collections that are not Investor Interest Collections for the related Collection Period                              0.00
Transferor Principal Collections in excess of Additional Balances created on
Mortgage Loans during the related Collection period.                                                                           0.00
Allocated Transferor Interest                                                                                          5,677,665.60
Required Transferor Subordinated Amount                                                                                6,625,000.00
Amount distributed to Issuer from Interest Collections that are not Investor Interest Collections                              0.00
and Transferor Principal Collections                                                                                           0.00

Supporting Calculations
Investor Loss Amount for Class 2-A Note                                                                                  219,350.70
Investor Floating Allocation Percentage for Class 2-A Note                                                                   99.70%
Liquidation loss amounts for Mortgage Loans                                                                              220,015.24
Investor Loss Amount for Class 2-A Note                                                                                  219,350.70

        Delinquency Group Report
        Group 1
        Category          Number     Principal Balance    Percentage
        1 Month             93          3,651,524.09        0.83%
        2 Month             32          1,112,301.40        0.25%
        3 Month             42          1,580,543.80        0.36%
        Total              167          6,344,369.29        1.44%

        Delinquency Group Report
        Group 2
        Category          Number     Principal Balance    Percentage
        1 Month            173         13,451,786.24        1.38%
        2 Month             68          6,602,367.34        0.68%
        3 Month            110         11,653,688.84        1.20%
        Total              351         31,707,842.42        3.26%

        Delinquency Totals
        Group Totals
        Category          Number     Principal Balance    Percentage
        1 Month            266         17,103,310.33        1.21%
        2 Month            100          7,714,668.74        0.55%
        3 Month            152         13,234,232.64        0.94%
        Total              518         38,052,211.71        2.69%

        Bankruptcy Group Report
        Group Number     Number of Loans     Principal Balance    Percentage
              1                 4                103,322.97         0.02%
              2                12                399,540.32         0.04%
        Total                  16                502,863.29         0.04%

        Foreclosure Group Report
        Group Number     Number of Loans     Principal Balance    Percentage
              1                 7                344,809.00         0.08%
              2                14              1,863,030.37         0.19%
        Total                  21              2,207,839.37         0.16%

        REO Group Report
        Group Number     Number of Loans     Principal Balance    Percentage
              1                 0                      0.00         0.00%
              2                 4                475,649.16         0.05%
        Total                   4                475,649.16         0.03%

Loan Group 1                                                                                                                   0.00
Optional Servicer Advances (Current Collection Period)                                                                         0.00
Optional Servicer Advances (Outstanding from prior Collection Periods)                                                         0.00
Mortgage Loans transferred to the Transferor pursuant to Section 2.06 of the Sale and Servicing Agreement
Count                                                                                                                             0
Asset Balance                                                                                                                  0.00

Mortgage Loans for which the Mortgage File was not delivered to the Indenture Trustee within 30 days of the Closing Date
Number                                                                                                                            0
Balance                                                                                                                        0.00

Loan Group 2                                                                                                                   0.00
Optional Servicer Advances (Current Collection Period)                                                                         0.00
Optional Servicer Advances (Outstanding from prior Collection Periods)                                                         0.00
Mortgage Loans transferred to the Transferor pursuant to Section 2.06 of the Sale and Servicing Agreement
Count                                                                                                                             0
Asset Balance                                                                                                                  0.00

Mortgage Loans for which the Mortgage File was not delivered to the Indenture Trustee within 30 days of the Closing Date
Number                                                                                                                            0
Balance                                                                                                                        0.00

Mortgage Loans repurchased by Sponsor for breach of representations and warranties                                             0.00
Mortgage Loans repurchased by Sponsor for Modifications                                                                3,016,728.41

BALANCE RECONCILIATION

Group 1
Beginning Loan Group Balance                                                                                         453,709,267.36
Prefunding Amt                                                                                                                 0.00
Ending Loan Group Balance                                                                                            440,156,112.56
Change in Loan Group Balance                                                                                          13,553,154.80
Principal Collections                                                                                                 19,793,128.37
Liquidation Loss Amount                                                                                                  105,214.01
Liquidation Recovery Amount                                                                                                    0.00
Cumulative Liquidation Loss Amount                                                                                       105,523.12
Additional Balances during Collection Period                                                                           6,345,187.58
Balance Check                                                                                                                  0.00

Group 2
Beginning Loan Group Balance                                                                                       1,014,748,513.09
Prefunding Amt                                                                                                                 0.00
Ending Loan Group Balance                                                                                            973,586,367.27
Change in Loan Group Balance                                                                                          41,162,145.82
Principal Collections                                                                                                 52,214,876.47
Liquidation Loss Amount                                                                                                  220,015.24
Liquidation Recovery Amount                                                                                                    0.00
Cumulative Liquidation Loss Amount                                                                                       230,255.98
Additional Balances during Collection Period                                                                          11,272,745.89
Balance Check                                                                                                                  0.00

OTHER INFORMATION

Loan Group 1                                                                                                                   0.00
Allocated Transferor Interest (Beginning)                                                                              1,247,929.05
Allocated Transferor Interest (Ending)                                                                                 2,285,823.48

Interest payments on Mortgage Loans                                                                                    3,752,664.91
Net Liquidation Proceeds (Allocable to Interest)                                                                               0.00
Insurance Proceeds (Allocable to Interest)                                                                                     0.00
Servicer Advance (Allocable to Interest)                                                                                       0.00
Purchase Price per Section 2.02(a) (Allocable to Interest)                                                                     0.00
Purchase Price (90+ Day Delinquencies) (Allocable to Interest)                                                                 0.00
Residual Advance                                                                                                               0.00
Total Interest                                                                                                         3,752,664.91
Servicing Fee                                                                                                            189,045.53
Investor Interest Collections                                                                                          3,254,594.69

Beginning Loan Group Balance                                                                                         453,709,267.36
Principal payments on Mortgage Loans                                                                                  19,793,128.37
Net Liquidation Proceeds (Allocable to Principal)                                                                              0.00
Insurance Proceeds (Allocable to Principal)                                                                                    0.00
Purchase Price per Section 2.02(a) (Allocable to Principal)                                                                    0.00
Purchase Price (90+ Day Delinquencies) (Allocable to Principal)                                                                0.00
Loans Removed from the Trust by the Servicer per Section 2.06                                                                  0.00
Transfer Deposit Amount                                                                                                        0.00
Total Principal                                                                                                       19,793,128.37
Investor Principal Collections                                                                                        13,447,940.79
Additional Balances                                                                                                    6,345,187.58
Ending Principal Balances                                                                                            440,156,112.56
Total Collections                                                                                                     23,056,699.52
Scheduled Principal Payment                                                                                           13,447,940.79

Mortgage Loans Average Daily Balance                                                                                 451,946,502.35
Number of Mortgage Loans at beginning of Collection Period                                                                13,505.00
Number of Mortgage Loans at end of Collection Period                                                                      13,049.00
Loan Group Balance at beginning of Collection Period                                                                 453,709,267.36
Loan Group Balance at end of Collection Period                                                                       440,156,112.56

Note Principal Balance of the Class 1-A Note                                                                         437,870,289.08
Original Note Principal Balance of the Class 1-A Note                                                                525,000,000.00
Class 1-A Factor                                                                                                               0.83

Weighted average remaining term of Mortgage Loans                                                                               289
Weighted Average Loan Rate                                                                                                9.933621%
Weighted Average Net Loan Rate                                                                                            8.357621%

Excess Interest                                                                                                            8,976.46

Loan Group 2                                                                                                                   0.00
Allocated Transferor Interest (Beginning)                                                                              3,064,959.92
Allocated Transferor Interest (Ending)                                                                                 5,677,665.60

Interest payments on Mortgage Loans                                                                                    8,420,372.74
Net Liquidation Proceeds (Allocable to Interest)                                                                               0.00
Insurance Proceeds (Allocable to Interest)                                                                                     0.00
Servicer Advance (Allocable to Interest)                                                                                       0.00
Purchase Price per Section 2.02(a) (Allocable to Interest)                                                                     0.00
Purchase Price (90+ Day Delinquencies) (Allocable to Interest)                                                                 0.00
Residual Advance                                                                                                               0.00
Total Interest                                                                                                         8,420,372.74
Servicing Fee                                                                                                            422,811.88
Investor Interest Collections                                                                                          7,553,910.83

Beginning Loan Group Balance                                                                                       1,014,748,513.09
Principal payments on Mortgage Loans                                                                                  52,214,876.47
Net Liquidation Proceeds (Allocable to Principal)                                                                              0.00
Insurance Proceeds (Allocable to Principal)                                                                                    0.00
Purchase Price per Section 2.02(a) (Allocable to Principal)                                                                    0.00
Purchase Price (90+ Day Delinquencies) (Allocable to Principal)                                                                0.00
Loans Removed from the Trust by the Servicer per Section 2.06                                                                  0.00
Transfer Deposit Amount                                                                                                        0.00
Total Principal                                                                                                       52,214,876.47
Investor Principal Collections                                                                                        40,942,130.58
Additional Balances                                                                                                   11,272,745.89
Ending Principal Balances                                                                                            973,586,367.27
Total Collections                                                                                                     59,791,672.36
Scheduled Principal Payment                                                                                           40,942,130.58

Mortgage Loans Average Daily Balance                                                                               1,010,374,944.24
Number of Mortgage Loans at beginning of Collection Period                                                                14,922.00
Number of Mortgage Loans at end of Collection Period                                                                      14,420.00
Loan Group Balance at beginning of Collection Period                                                               1,014,748,513.09
Loan Group Balance at end of Collection Period                                                                       973,586,367.27

Note Principal Balance of the Class 2-A Note                                                                         967,908,701.67
Original Note Principal Balance of the Class 2-A Note                                                              1,325,000,000.00
Class 2-A Factor                                                                                                               0.73

Weighted average remaining term of Mortgage Loans                                                                               287

Weighted Average Loan Rate                                                                                               10.003770%
Weighted Average Net Loan Rate                                                                                            8.427770%

Excess Interest                                                                                                           22,885.06

LOAN MODIFICATION SUMMARY

Group 1
Loans with Senior Lien Balance Modification(CLTV<80%)-current                                                            133,849.91
Loans with Senior Lien Balance Modification(CLTV<80%)-cumulative                                                         669,249.55
Loans with Senior Lien Balance Modification(CLTV<80%)-% of Initial                                                            0.08%

Loans with Senior Lien Balance Modification(CLTV>80%) - current                                                          147,561.69
Loans with Senior Lien Balance Modification(CLTV>80%) - cumulative                                                       689,810.73
Loans with Senior Lien Balance Modification(CLTV>80%) - % of Initial                                                          0.09%

Loans with Credit Limit Modification - current                                                                         4,471,018.00
Loans with Credit Limit Modification - cumulative                                                                     12,410,266.33
Loans with Credit Limit Modification - % of Initial                                                                           1.55%

Loans with Gross Margin Modification - current                                                                            30,000.00
Loans with Gross Margin Modification - cumulative                                                                        415,229.77
Loans with Gross Margin Modification - % of Initial                                                                           0.05%

Group 2
Loans with Senior Lien Balance Modification(CLTV<80%)-current                                                            619,265.48
Loans with Senior Lien Balance Modification(CLTV<80%)-cumulative                                                       2,233,990.44
Loans with Senior Lien Balance Modification(CLTV<80%)-% of Initial                                                            0.28%

Loans with Senior Lien Balance Modification(CLTV>80%) - current                                                          842,552.62
Loans with Senior Lien Balance Modification(CLTV>80%) - cumulative                                                     2,461,649.05
Loans with Senior Lien Balance Modification(CLTV>80%) - % of Initial                                                          0.31%

Loans with Credit Limit Modification - current                                                                         3,080,821.00
Loans with Credit Limit Modification - cumulative                                                                      8,229,925.50
Loans with Credit Limit Modification - % of Initial                                                                           1.03%

Loans with Gross Margin Modification - current                                                                            42,490.30
Loans with Gross Margin Modification - cumulative                                                                        951,723.32
Loans with Gross Margin Modification - % of Initial                                                                           0.12%

CREDIT ENHANCER INFORMATION

Loan Group 1                                                                                                                   0.00
Credit Enhancement Draw Amount                                                                                                 0.00
Guaranteed Principal Payment Amount                                                                                            0.00
Guaranteed Payment                                                                                                     2,081,322.16

Loan Group 2                                                                                                                   0.00
Credit Enhancement Draw Amount                                                                                                 0.00
Guaranteed Principal Payment Amount                                                                                            0.00
Guaranteed Payment                                                                                                     4,653,744.34

ADDITIONAL POOL PERFORMANCE INFORMATION

Any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments during the distribution period or that have cumulatively become material over time.

Material breaches of pool asset representations or warranties or transaction covenants.

Material changes in the solicitation, credit-granting, underwriting, origination, acquisition or pool selection criteria or procedures, as applicable, used to originate, acquire or select new pool assets.

Material changes as to how delinquencies, charge-offs and uncollectible accounts are defined or determined, addressing the effect of any grace period, re-aging, restructure, partial payments considered current or other practices on delinquency and loss experience (during the Funding Period).

Describe if the addition, substitution or removal of pool assets had materially changed the composition of the asset pool as a whole. (If so, full updated pool composition information will be required to the extent such information had note been provided previously.

Copyright 2005 J.P.Morgan Chase & Co. All rights reserved.
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